Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share
Basic earnings per share

($ in millions, except per share data in $)	2018	2017	2016
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	1,514	1,441	1,172
Income from discontinued operations, net of tax	659	772	727
Net income	2,173	2,213	1,899

Weighted-average number of shares outstanding (in millions)	2,132	2,138	2,151

Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	0.71	0.67	0.54
Income from discontinued operations, net of tax	0.31	0.36	0.34
Net income	1.02	1.04	0.88

Diluted earnings per share

($ in millions, except per share data in $)	2018	2017	2016
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	1,514	1,441	1,172
Income from discontinued operations, net of tax	659	772	727
Net income	2,173	2,213	1,899

Weighted-average number of shares outstanding (in millions)	2,132	2,138	2,151
Effect of dilutive securities:
Call options and shares	7	10	3
Adjusted weighted-average number of shares outstanding (in millions)	2,139	2,148	2,154

Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	0.71	0.67	0.54
Income from discontinued operations, net of tax	0.31	0.36	0.34
Net income	1.02	1.03	0.88